Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Term Loan	$ 12,023,000	$ 12,579,000	$ 12,344,000
Seller Note	6,595,000	6,306,000	5,765,000
Installment debt obligation		0	1,158,000
Contingent obligation - Seller	11,466,000	11,466,000	17,765,000
Other long term liabilities	42,000	45,000
Total	30,126,000	30,396,000	37,032,000
Current portion	1,688,000	1,350,000	0
Total long term liabilities	$ 28,438,000	$ 29,046,000	$ 36,988,000